SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) (Parenthetical)	Dec. 31, 2025 $ / shares
Maximum [Member]
Warrant exercise price	$ 0.413
Minimum [Member]
Warrant exercise price	$ 0.295